Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expenses [Abstract]
2026	$ 40,241
2027	832
2028	491
2029	320
2030	320
2031 and thereafter	2,911
Total	$ 45,115	$ 79,985